GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets Future Amortization Expense) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
2015	$ 1,577
2016	2,786
2017	2,414
2018	1,990
Thereafter	2,082
Other intangible assets, net	$ 10,849	$ 5,402